LOANS (Tables)	12 Months Ended
Dec. 31, 2022
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2022 and 2021 comprise the following:

	2022	2021
Current Loans
2018 Notes Interest	937,379	1,075,060
Bank loans	1,440,989	-
Other financial liabilities	377,415	-
Leasing (Note 21)	1,164,146	1,224,678
Total Current loans	3,919,929	2,299,738
Non Current Loans
2018 Notes	83,292,496	95,458,303
Leasing (Note 21)	3,098,069	4,662,971
Bank loans	4,303,571	-
Total non current loans	90,694,136	100,121,274
Total (1)	94,614,065	102,421,012

(1)	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
(2)	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.

Activity of Loans
The activity of the loans as of December 31, 2022 and 2021 is the following:

	2022		2021
	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	5,887,649	96,533,363	8,505,178	120,481,460
Inflation adjustment restatement	(4,769,942)	(58,645,278)	(3,164,211)	(44,998,198)
Accrued interest	382,649	5,875,804	568,315	7,321,812
Effect of foreign exchange effect	4,005,769	47,656,779	1,730,223	22,095,210
VAT unpaid installments	23,182	-	26,212	-
Proceeds from loans	-	6,164,853	-	-
Acquisition of notes result	-	1,030,169	-	806,841
Payment of loans(1)	(901,526)	(86,187)	(1,163,922)	-
Acquisition of notes	-	(2,452,516)	-	(1,869,224)
Interest paid(2)	(365,566)	(5,725,137)	(614,146)	(7,304,538)
Ending balance	4,262,215	90,351,850	5,887,649	96,533,363

(1)	For the years ended on December 31, 2022 and 2021, Ps. 901,526 and Ps. 1,163,922 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2)	For the years ended on December 31, 2022 and 2021, Ps. 365,566 and Ps. 614,146, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of the current and non-current loans as of December 31, 2022 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 to 12/31/2024	From 1/01/2025 to 12/31/2025	From 1/01/2026 to 12/31/2026	From 1/01/2027 onwards	Total
2018 Notes	-	937,379	-	83,292,496	-	-	84,229,875
Financial Leasing	133,549	1,030,597	1,117,025	1,210,816	770,228	-	4,262,215
Other financial liabilities	-	377,415	-	-	-	-	377,415
Bank loans	-	1,440,989	4,303,571	-	-	-	5,744,560
Total	133,549	3,786,380	5,420,596	84,503,312	770,228	-	94,614,065

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2022, and their present book value:

12/31/2022
As of 12/31/2023	1,458,705
From 1/01/2024 to 12/31/2024	1,325,334
From 1/01/2025 to 12/31/2025	1,325,334
From 1/01/2026 to 12/31/2026	791,728
From 1/01/2027 onwards	-
Total minimum future payments	4,901,101
Future financial charges on financial leases	(638,886)
Book Value financial leases	4,262,215

As of December 31, 2022 and 2021, the Company and its controlled companies are in compliance with the covenants established in all of their financial debt.

Conditions of 2018 Notes
On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

Detailed of Other Financial Liabilities
As of December 31, 2022, Other financial liabilities includes:

Currency	Amount (in thousands)	Interest rate	Expiration date
USD	1,797	5.75% - 7.75%	Between May and September 2023
Euros	284	3.05% - 3.85%	April / May 2023
USD	8,000	4.30%	August 2023

Disclosure of Bank Loans
On March 31, 2022, the subsidiary Telcosur, took a loan for US$24 million. The main terms of said loan are:

Amount in US$	24.000.000
Interest rate	1.5% annual
Amortizacion date	January 25, 2024
Interest payment frequency	To the expiration
Guarantee	Fixed term in foreign currency (1)

(1)	Included as “Non-current financial assets measured at amortised cost”.